Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to authoritative GAAP, as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates its estimates related to, but not limited to, estimates related to fair value of ordinary share, share-based compensation expense, recoverability of the Company’s net deferred tax asset-related valuation allowances, and certain prepaid expenses and accrued expenses. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may differ materially from those estimates or assumptions.

The Jumpstart Our Business Startups Act of 2012 (“JOBS Act”), permits an “emerging growth company” such as the Company to take advantage of an extended transition period to comply with new or revised accounting standards applicable to public companies until those standards would otherwise apply to private companies. The Company has elected to avail itself of this exemption from new or revised accounting standards and, therefore, the Company will not be subject to the same new or revised accounting standards as other public companies. As a result, the Company’s financial statements may not be comparable to the financial statements of reporting companies that are required to comply with the effective dates for new or revised accounting standards that are otherwise applicable to public companies.

The Company utilizes significant estimates and assumptions in determining the fair value of its ordinary shares. The Company utilized various valuation methodologies in accordance with the framework of the 2004 and 2014 American Institute of Certified Public Accountants Technical Practice Aids, Valuation of Privately-held Company Equity Securities Issued as Compensation, to estimate the fair value of its ordinary shares. Each valuation methodology includes estimates and assumptions that require the Company’s judgment. These estimates and assumptions include a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector, the prices at which the Company sold preferred shares, the superior rights and preferences of securities senior to the Company’s ordinary shares at the time and the likelihood of achieving a liquidity event, such as an IPO or sale of the Company. Significant changes to the key assumptions used in the valuations could result in different fair values of ordinary shares at each valuation date and materially affect the consolidated financial statements.

Principles of Consolidation

All intercompany balances and transactions have been eliminated in consolidation.

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and assess performance. Management views the Company’s operations and manages its business as a single operating segment.

Cash Equivalents

Cash equivalents include highly liquid investments maturing within 90 days from the date of purchase. Cash equivalents consist primarily of U.S. government treasury funds at December 31, 2018 and 2017 and are valued at cost, which approximates fair value.

Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of money market funds and U.S. treasury funds. The Company places these investments in highly rated financial institutions and limits the amount of credit exposure to any one financial institution. These amounts at times may exceed federally insured limits. The Company has not experienced any credit losses in such accounts and does not believe it is exposed to any significant credit risk on these funds.

Fair Value

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value are performed in a manner to maximize the use of observable inputs and minimize the use of unobservable inputs. The accounting standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value, which are the following:

Level 1—Quoted prices in active markets that are accessible at the market date for identical unrestricted assets or liabilities.

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs for which all significant inputs are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s financial instruments consist of cash equivalents, principally U.S. government securities, accounts payable, accrued expenses, term debt, a derivative liability and a warrant liability.

Management believes that the carrying amounts of the Company’s cash equivalents, accounts payable and accrued expenses approximate the fair value due to the short term nature of those instruments. The Company has classified these financial instruments as Level I. Cash equivalents as of December 31, 2018 and 2017 were $10.7 and $4.0 million, respectively.

The Company believes that its debt obligations bear interest at rates which approximate prevailing market rates for instruments with similar characteristics and, accordingly, the carrying values for these instruments approximate fair value. The debt fair value measurements are considered Level 2 in the fair value hierarchy.

The Company’s warrant liability is carried at fair value determined according to the fair value hierarchy described above and classified as a Level 3 measurement.

The Company’s derivative liability is carried at fair value determined according to the fair value hierarchy described above and classified as a Level 3 measurement.

As of December 31, 2018, the Company had a term loan outstanding (see Note 7), the fair value of which is measured using Level 2 inputs and a warrant liability, which is measured using Level 3 inputs. The Company evaluates transfers between levels at the end of each reporting period. There were no transfers of financial instruments between levels during the years ended December 31, 2018 and 2017. The change in fair value of the warrant is included in other income (expense).

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Major improvements are capitalized as additions to property and equipment, whereas expenditures for maintenance and repairs, which do not improve or extend the life of the respective assets, are charged to operating expenses as incurred.

Depreciation and amortization is recorded using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Asset	Estimated useful life
Computer equipment and software	3 years
Furniture, fixtures, and other	5 years
Laboratory equipment	5 years
Leasehold improvements	Shorter of useful life or term of lease

Impairment of Long-lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. When such events occur, the Company compares the carrying amounts of the assets to the undiscounted expected future cash flows the assets are expected to generate and recognizes an impairment loss equal to the excess of the carrying value over the fair value of the related asset. For the years ended December 31, 2018 and 2017, no impairments have been recorded.

Operating Leases

The Company leases facilities under a non-cancelable operating lease agreement. The lease agreement contains free or escalating rent payment provisions. The Company recognizes rent expense under such leases on a straight-line basis over the term of the lease with the difference between the expense and the payments recorded as deferred rent on the consolidated balance sheets. Any reimbursements by the landlord for tenant improvements are considered lease incentives, the balance of which is recorded as a lease incentive obligation within deferred rent on the consolidated balance sheets and amortized over the life of the lease. Lease renewal periods are considered in determining the lease term.

Convertible Preferred Shares

The Company classifies convertible preferred shares as temporary equity in the consolidated balance sheets due to certain change in control clauses that are outside of the Company’s control, including liquidation, sale, or transfer of control of the Company, as holders of the convertible preferred shares could cause redemption of the shares in these situations.

Research and Development Costs

Costs incurred in connection with research and development activities are expensed as incurred. Research and development expenses include (i) employee-related expenses, including salaries, benefits, travel and share-based compensation expense; (ii) external research and development expenses incurred under arrangements with contract research organizations and contract manufacturing organizations, investigational sites and consultants, including share-based compensation expense for consultants; (iii) the cost of acquiring, developing and manufacturing clinical study materials; and (iv) costs associated with preclinical and clinical activities and regulatory operations. Non-refundable advance payments for goods or services to be received in the future for use in research and development activities are capitalized and recorded in the accompanying consolidated balance sheets as prepaid research and development. The capitalized amounts are expensed as the related goods are delivered or the services are performed. If expectations change such that the Company does not expect it will need the goods to be delivered or the services to be rendered, capitalized non-refundable advance payments would be charged to expense.

The Company enters into consulting, research and other agreements with commercial entities, researchers, universities and others for the provision of goods and services. Under such agreements, the Company may pay for services on an hourly, monthly, quarterly, project or other basis. Such arrangements are generally cancellable upon reasonable notice and payment of costs incurred. Costs are considered incurred based on an evaluation of the progress to completion of specific tasks under each contract using information and data provided by the Company’s clinical sites and vendors. These costs consist of direct and indirect costs associated with specific projects, as well as fees paid to various entities that perform certain research on behalf of the Company.

Depending upon the timing of payments to the service providers, the Company recognizes prepaid expenses or accrued expenses related to these costs. These accrued or prepaid expenses are based on management’s estimates of the work performed under service agreements, milestones achieved and experience with similar contracts. The Company monitors each of these factors and adjusts estimates accordingly.

Share-based Compensation

The Company accounts for share-based compensation awards as compensation expense based on their grant date fair values. For share-based awards granted to employees, the Company allocates share-based compensation expense on a straight-line basis over the associated service or vesting period. For non-employees the compensation expense is generally recognized during the period in which services are rendered. At the end of each financial reporting period prior to completion of the service, the fair value of these awards is remeasured using the then current fair value of the Company’s ordinary shares and updated assumption inputs in the Black-Scholes option-pricing model (“Black-Scholes”). The Company recognizes compensation expense for the portion of awards that have vested each period. Share-based compensation is classified in the accompanying consolidated statements of operations within research and development or general and administrative operating expenses depending on where the related services are provided.

The Company estimates the fair value of its share options using Black-Scholes, which requires the input of subjective assumptions, including (a) expected share price volatility, (b) expected term of the award, (c) risk-free interest rate, (d) expected dividends and (e) estimated fair value of its ordinary shares on the measurement date. Due to the lack of a public market for the trading of its ordinary shares and a lack of Company specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies, which are publicly traded. When selecting these public companies on which it has based its expected share price volatility, the Company selected companies with comparable characteristics to it, including enterprise value, risk profiles, position within the industry and with historical share price information sufficient to meet the expected term of the share-based awards. The Company computes historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the share-based awards. The expected term of options granted represents the weighted average of previously transacted awards plus the minimum and maximum expected life of the outstanding awards based on vesting and expiry. The expected term for nonemployee awards is the remaining contractual term of the option. The risk-free interest rates are based on the U.S. Treasury securities with a maturity date commensurate with the expected term of the associated award. The Company has never paid and does not expect to pay dividends in the foreseeable future.

The Company estimates forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from its estimates. The Company uses historical plan data to estimate forfeitures and records share-based compensation expense only for those awards that are expected to vest. Share-based compensation expense recognized in the consolidated financial statements is based on awards that are ultimately expected to vest.

Income Taxes

Deferred income taxes are recorded using an asset and liability approach. The Company records deferred tax assets and liabilities based on differences between financial reporting and tax bases of assets and liabilities which are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized, which is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of December 31, 2018 and 2017, the Company does not have any material uncertain tax positions.

Guarantees and Indemnification

The Company indemnifies its officers and directors for certain events or occurrences that happen by reason of the relationship with, or position held at, the Company. The Company has not experienced any losses related to these indemnification obligations, and no claims are outstanding.

Comprehensive Loss

Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss is equal to net loss for all periods presented.

Net Loss Per Share Attributable to Ordinary Shareholders

Basic net loss per share attributable to ordinary shareholders is calculated by dividing net loss attributable to ordinary shareholders by the weighted average shares outstanding during the period, without consideration for ordinary share equivalents. During periods of income, the Company allocates participating securities a proportional share of income determined by dividing total weighted average participating securities by the sum of the total weighted average ordinary shares and participating securities (the “two-class method”). The Company’s convertible preferred shares participate in any dividends declared by the Company and are, therefore, considered to be participating securities. Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods of loss, the Company allocates no loss to participating securities because they have no contractual obligation to share in the losses of the Company. Diluted net loss per share attributable to ordinary shareholders is calculated by adjusting weighted average shares outstanding for the dilutive effect of ordinary share equivalents outstanding for the period, determined using the treasury-share and if-converted methods. For purposes of the diluted net loss per share attributable to ordinary shareholders’ calculation, convertible preferred shares, share options, warrants and convertible notes are considered to be ordinary share equivalents, but have been excluded from the calculation of diluted net loss per share attributable to ordinary shareholders, as their effect would be anti-dilutive for all periods presented. Therefore, basic and diluted net loss per share are the same for all periods presented.

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in shareholders’ deficit as a reduction of proceeds generated as a result of the offering. Should a planned equity financing be abandoned, the deferred offering costs would be expensed immediately as a charge to operating expenses in the consolidated statement of operations.

During 2018, the Company deferred offering costs of $1.3 million related to the IPO that closed in 2019. Upon the closing of the IPO, these costs were recorded in shareholders’ equity as a reduction of additional paid-incapital.

Recent Accounting Pronouncements

Recently issued accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”). The new guidance most significantly impacts lessee accounting and disclosures but also requires enhanced disclosures for lessors. The guidance requires lessees to identify arrangements that should be accounted for as leases. For lease arrangements exceeding a 12-month term, a right-of-use asset and lease obligation is recorded by the lessee for all leases, whether operating or financing, while the statement of operations reflects lease expense for operating leases and amortization and interest expense for financing leases. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. The Company will adopt the new standard effective January 1, 2020. The Company is evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU No. 2018-07”). These amendments expand the scope of Topic 718, Compensation—Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to non-employees for goods or services. Consequently, the accounting for share-based payments to non-employees and employees will be substantially aligned. The ASU supersedes Subtopic 505-50, Equity—Equity-Based Payments to Non-Employees. The Company will adopt the new standard effective January 1, 2020. The Company is evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

Recently adopted accounting pronouncements

In March 2016, the FASB issued ASU No. 2016-09 Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”), which simplifies share-based payment accounting through a variety of amendments. The standard was effective for annual periods beginning after December 15, 2016 and for interim periods within those fiscal years. The changes resulting from the adoption of this standard impact the accounting for income taxes, accounting for forfeitures, statutory tax withholding and the presentation of statutory tax withholding on the statement of cash flows. The Company adopted this standard on January 1, 2017. Under guidance within ASU 2016-09,excess tax benefits and deficiencies are to be recognized as income tax expense or benefit in the statement of operations in the period in which they occur rather than as an increase or decrease in stockholders’ equity (deficit). Since the Company maintains a full valuation allowance on its net deferred tax asset, there is no net impact to its accumulated deficit or its net loss resulting from the adoption of this standard. Also under the guidance in ASU 2016-09, an entity may elect to account for forfeitures as they occur or continue to estimate the total number of awards that are vested or expected to vest. The Company has elected to continue to estimate its forfeitures. The adoption of this standard did not have a material impact on the Company’s financial position, results of operations or statement of cash flows.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230) (“ASU 2016-15”): Classification of Certain Cash Receipts and Cash Payments. This update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The Company adopted this standard on January 1, 2018. The adoption of this standard did not have a material impact on its consolidated financial statements and related disclosures.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU No. 2017-09”), which clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. The Company adopted this standard on January 1, 2018. The adoption of this standard did not have a material impact on its consolidated financial statements and related disclosures.